Segment Information (Details) - Schedule of Revenues and Cost of Revenue by Segment ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Jun. 30, 2023 CNY (¥)
Revenue:
Total revenue	¥ 118,912	$ 16,363	¥ 270,102
Cost of revenue (excluding impairment loss)
Total cost of revenue (excluding impairment loss)	(120,947)	$ (16,643)	(271,875)
Workspace membership [Member]
Revenue:
Total revenue	39,418		70,793
Cost of revenue (excluding impairment loss)
Total cost of revenue (excluding impairment loss)	(43,017)		(78,640)
Marketing and branding services [Member]
Revenue:
Total revenue	46,638		154,917
Cost of revenue (excluding impairment loss)
Total cost of revenue (excluding impairment loss)	(47,045)		(151,527)
Other services [Member]
Revenue:
Total revenue	32,856		44,392
Cost of revenue (excluding impairment loss)
Total cost of revenue (excluding impairment loss)	¥ (30,885)		¥ (41,708)